PROVISIONS FOR LOAN LOSSES (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Provisions released	$ 55,018	$ 93,941
Net charge offs of individually significant loans	302,255	342,083	$ 399,277
Provisions for Loan Losses [Member] | Individual Allowance [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Net charge offs of individually significant loans	15,699	11,222	12,955
Provisions for Loan Losses [Member] | Loans to Customers [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans	(15,699)	(11,222)	(12,955)
Provisions established	(516,646)	(544,240)	(551,822)
Total provisions and charge-offs	(532,345)	(555,462)	(564,777)
Provisions released	146,563	135,081	97,360
Recovery of loans previously charged off	83,527	78,298	68,140
Net charge offs of individually significant loans	(302,255)	(342,083)	(399,277)
Provisions for Loan Losses [Member] | Loans to Customers [Member] | Individual Allowance [Member] | Interbank Loan [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established	(307)	(3,052)	(1,357)
Total provisions and charge-offs	(307)	(3,052)	(1,357)
Provisions released	3,970	83	192
Recovery of loans previously charged off
Net charge offs of individually significant loans	3,663	(2,969)	(1,165)
Provisions for Loan Losses [Member] | Loans to Customers [Member] | Individual Allowance [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans	(15,699)	(11,222)	(12,955)
Provisions established	(64,658)	(61,002)	(124,968)
Total provisions and charge-offs	(80,357)	(72,224)	(137,923)
Provisions released	55,925	43,183	46,614
Recovery of loans previously charged off	11,114	11,142	8,978
Net charge offs of individually significant loans	(13,318)	(17,899)	(82,331)
Provisions for Loan Losses [Member] | Loans to Customers [Member] | Individual Allowance [Member] | Contingent Loan [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established	(3,117)	(11,986)	(2,808)
Total provisions and charge-offs	(3,117)	(11,986)	(2,808)
Provisions released	7,001	6,963	5,042
Recovery of loans previously charged off
Net charge offs of individually significant loans	3,884	(5,023)	2,234
Provisions for Loan Losses [Member] | Loans to Customers [Member] | Group Allowance [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established	(148,681)	(133,855)	(136,778)
Total provisions and charge-offs	(148,681)	(133,855)	(136,778)
Provisions released	20,491	14,432	17,885
Recovery of loans previously charged off	21,499	16,043	17,054
Net charge offs of individually significant loans	(106,691)	(103,380)	(101,839)
Provisions for Loan Losses [Member] | Loans to Customers [Member] | Group Allowance [Member] | Mortgage loans [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established	(43,621)	(50,892)	(34,373)
Total provisions and charge-offs	(43,621)	(50,892)	(34,373)
Provisions released	11,427	34,246	7,205
Recovery of loans previously charged off	10,942	10,041	6,543
Net charge offs of individually significant loans	(21,252)	(6,605)	(20,625)
Provisions for Loan Losses [Member] | Loans to Customers [Member] | Group Allowance [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established	(252,038)	(280,544)	(248,937)
Total provisions and charge-offs	(252,038)	(280,544)	(248,937)
Provisions released	46,089	30,790	18,126
Recovery of loans previously charged off	39,972	41,072	35,565
Net charge offs of individually significant loans	(165,977)	(208,682)	(195,246)
Provisions for Loan Losses [Member] | Loans to Customers [Member] | Group Allowance [Member] | Contingent Loan [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established	(4,224)	(2,909)	(2,601)
Total provisions and charge-offs	(4,224)	(2,909)	(2,601)
Provisions released	1,660	5,384	2,296
Recovery of loans previously charged off
Net charge offs of individually significant loans	$ (2,564)	$ 2,475	$ (305)